Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Financial Instruments [Abstract]
Summary of Euro Equivalent the Contractual Amounts of forward Exchange Contracts

The tables below summarise in euro equivalent the contractual amounts of forward exchange contracts used to hedge principally future cash flows from trade receivables and sale orders as at December 31, 2024 and 2023.

	31/12/24	31/12/23
U.S. dollars	5,515	2,816
British pounds	4,304	3,443
Euro	2,416	12,056
Australian dollars	369	721
Japanese yen	124	—
Total	12,728	19,036

Summary of Information Regarding the Contract Amount in Estimated Fair Value of All of the Group's Forward Exchange Contacts

The following tables present information regarding the contract amount in euro equivalent amount and the estimated fair value of all of the Group’s forward exchange contracts. Contracts with net unrealized gains are presented as “assets” (within the caption “Gains on derivative financial instruments”) and contracts with net unrealized losses are presented as “liabilities” (within the caption “Losses on derivative financial instruments”).

	2024		2023
	Contract amount	Unrealised gains/(losses)	Contract amount	Unrealised gains/(losses)
Assets	2,909	24	4,540	147
Liabilities	9,819	(268)	14,496	(36)
Total	12,728	(244)	19,036	111